CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 1,434	$ 253	$ 2,382	$ 1,413	$ 2,874	$ 4,016
Less: cost of revenue	1,280	141	2,247	1,311	2,775	4,013
Gross profit	154	112	135	102	99	3
Operating Expenses:
General and administrative	1,300	1,331	2,696	2,453	4,048	3,915
Engineering, research and development	62	206	145	437	466	916
Sales and marketing	607	305	1,120	601	1,168	533
Option expense			655	1,003	2,066	663
Total operating expenses	1,969	1,842	3,961	3,491	7,748	6,027
Loss from operations	(1,815)	(1,730)	(3,826)	(3,389)	(7,649)	(6,024)
Other income (expense):
Warrant expense					(107)	(1,925)
Gain on payroll tax settlement					2,263	0
Loss on extinguishment of debt					(614)	(3,285)
Derivative liability income (loss)	39	(3,071)	1,056	(2,956)	(293)	937
Interest and other expense, net	(1,027)	(717)	(2,488)	(1,161)	(3,376)	(2,687)
Equity in losses of joint venture	(182)	(64)	(269)	(64)	(74)	0
Total other income (expense)					2,201	6,960
Net loss	(2,985)	(5,582)	(5,527)	(7,570)	(9,850)	(12,984)
Net loss attributable to noncontrolling interest	27	0	40	0
Net loss attributable to ThermoEnergy Corporation	(2,958)	(5,582)	(5,487)	(7,570)	(9,850)	(12,984)
Deemed dividend on Series B Convertible Preferred Stock	(91)	0	(226)	0	(6,900)	(2,749)
Net loss attributable to ThermoEnergy Corporation common stockholders	$ (3,049)	$ (5,582)	$ (5,713)	$ (7,570)	$ (16,750)	$ (15,733)
Net loss per share attributable to ThermoEnergy Corporation common stockholders, basic and diluted (in dollars per share)	$ (0.05)	$ (0.10)	$ (0.10)	$ (0.14)	$ (0.31)	$ (0.30)
Weighted average shares used in computing loss per share, basic and diluted (in shares)	56,738,188	53,679,473	56,323,824	53,679,473	54,041,586	52,742,611